Long - Term Debt - Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Issuance Costs, Net [Abstract]
Opening balance	$ 9,299	$ 12,818
Expenditure in the period	336	307
Amortization included within interest expense	(1,489)	(3,826)
Closing balance	$ 8,146	$ 9,299